Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings/(loss) per share
Schedule of computation of basic earnings/(loss) per share

	For the years ended December 31,
	2022		2023		2024
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
Earnings/(loss) per share – basic:
Numerator:
Allocation of net income/(loss) attributable to Qudian Inc. for basic computation	(268,552,622)	(93,411,501)	27,698,446	11,435,093	59,881,000	8,203,663	31,850,395	4,363,486
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding – basic	182.53	63.49	153.79	63.49	119.37	119.37	63.49	63.49
Denominator used for basic earnings per share	182.53	63.49	153.79	63.49	119.37	119.37	63.49	63.49
Earnings/(loss) per share – basic	(1.47)	(1.47)	0.18	0.18	0.50	0.07	0.50	0.07

Schedule of computation of diluted earnings/(loss) per share

	For the years ended December 31,
	2022		2023		2024
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
Earnings/(loss) per share – diluted:
Numerator:
Interest charges applicable to the Convertible Senior Notes	—	—	—	—	—	—	—	—
Allocation of net income/(loss) attributable to Qudian Inc. for diluted computation	(268,552,622)	(93,411,501)	27,952,696	11,180,843	60,715,780	8,318,027	31,015,615	4,249,122
Reallocation of net income/(loss) attributable to Qudian Inc. as a result of conversion of Class B to Class A shares	(93,411,501)	—	11,180,843	—	31,015,615	4,249,122	—	—
Allocation of net income/(loss) attributable to Qudian Inc	(361,964,123)	(93,411,501)	39,133,539	11,180,843	91,731,395	12,567,149	31,015,615	4,249,122
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding – basic	182.53	63.49	153.79	63.49	119.37	119.37	63.49	63.49
Conversion of Class B to Class A ordinary shares	63.49	—	63.49	—	63.49	63.49	—	—
Adjustments for dilutive share options	—	—	4.94	—	4.92	4.92	—	—
Conversion of the Convertible Senior Notes to Class A ordinary share	—	—	—	—	—	—	—	—
Denominator used for diluted earnings per share	246.02	63.49	222.22	63.49	187.78	187.78	63.49	63.49
Earnings/(loss) per share – diluted	(1.47)	(1.47)	0.18	0.18	0.49	0.07	0.49	0.07

Schedule of computation of basic and diluted earnings per ADS

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
	Class A	Class A	Class A	Class A
Earnings/(loss) per share – ADS:
Denominator used for earnings per ADS – basic	182.53	153.79	119.37	119.37
Denominator used for earnings per ADS – diluted	182.53	158.73	124.29	124.29
Earnings/(loss) per ADS – basic	(1.47)	0.18	0.50	0.07
Earnings/(loss) per ADS – diluted	(1.47)	0.18	0.49	0.07